Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Schedule of revenue by type, collaboration partner, and product under agreements.
The table below summarizes Genmab’s revenue by type and collaboration partner, and royalties by product, under Genmab’s agreements.

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Revenue by type:
Royalties	$789	$659	$1,378	$1,111
Reimbursement revenue	13	42	36	82
Milestone revenue	1	—	13	50
Collaboration revenue	21	16	37	30
Net product sales	101	62	176	109
Total	$925	$779	$1,640	$1,382

Revenue by collaboration partner:
J&J	$656	$554	$1,137	$915
Roche	21	23	46	49
Novartis	109	81	200	145
BioNTech	11	37	30	74
Pfizer	22	20	41	37
AbbVie	5	2	8	53
Other	—	—	2	—
Total*	$824	$717	$1,464	$1,273

Royalties by product:
DARZALEX	$638	$538	$1,088	$885
Kesimpta	108	80	198	144
TEPEZZA	20	23	45	49

Other**	23	18	47	33
Total	$789	$659	$1,378	$1,111
*Excludes Genmab’s Net product sales
**Other consist of royalties from net sales of RYBREVANT, TECVAYLI, TALVEY and TEPKINLY.